Debt - Senior Notes (Details) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2016	Nov. 30, 2015	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (1,012,000)	$ (3,683,000)	$ (38,783,000)
Interest paid			$ 19,000,000
Value of shares repurchased				109,100,000	$ 100,000,000	98,770,000
Senior Secured Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt			(33,000,000)
Senior Secured Notes | 5.375% senior secured notes due 2023
Debt Instrument [Line Items]
Face value of debt instruments at the time of issuance			$ 530,000,000
Debt instrument interest rate percentage			5.375%
Proceeds from issuance of debt, net			$ 522,000,000
Senior Secured Notes | Senior Secured Notes Due 2019
Debt Instrument [Line Items]
Repayment of debt			$ 480,000,000
Redemption amount of principal percentage			6.375%
Redemption premium			$ 31,000,000
Make whole premium			$ 2,000,000
Senior Secured Notes | Senior Secured Notes Due 2023
Debt Instrument [Line Items]
Face value of debt instruments at the time of issuance		$ 500,000,000
Debt instrument interest rate percentage		5.25%
Senior Secured Notes | 5.25% senior secured notes due 2023
Debt Instrument [Line Items]
Proceeds from issuance of debt, net		$ 494,000,000
Senior Secured Notes | Senior Secured Notes Due March 2016
Debt Instrument [Line Items]
Face value of debt instruments at the time of issuance				$ 400,000,000
Repayment of debt		235,000,000
Make whole premium		5,000,000				1,000,000
Loss on extinguishment of debt						$ (6,000,000)
Interest paid		$ 5,000,000
Unsecured debt
Debt Instrument [Line Items]
Extinguishment of debt	$ 165,000,000
Common Stock
Debt Instrument [Line Items]
Number of shares repurchased (in shares)		3,400,000		5,779,769	3,980,672	3,400,000
Value of shares repurchased		$ 99,000,000		$ 109,000,000	$ 100,000,000	$ 99,000,000